Related Party Transactions (Related Party Transactions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Insurance Commissions and Fees	$ 90	$ 105	$ 93
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	52	54	53
Related Party Transaction, Amounts of Transaction	0	0	3
Broker Dealer Activities [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	83	92	71
Revenue from Related Parties	11	13	12
Due from Related Parties	1	1
All Services and Transactions Except Broker Dealer Activities
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party	55	18
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Insurance Commissions and Fees	$ 11	$ 13	$ 11